Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative Financial Instruments

18. Derivative Financial Instruments

The fair value of the Partnership’s derivative assets is as follows:

	As of December 31,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	3,576
Total	—	3,576
Derivative financial instruments—current assets	—	2,440
Derivative financial instruments—non-current assets	—	1,136
Total	—	3,576

The fair value of the Partnership’s derivative liabilities is as follows:

	As of
	December 31,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,245	—
Total	9,245	—
Derivative financial instruments—current liability	5,184	—
Derivative financial instruments—non-current liability	4,061	—
Total	9,245	—

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%/1.52%*	130,000	—
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%/1.99%*	80,000	—
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%	20,000	20,000
					Total	343,333	133,333

*Pursuant to the Credit Support Annex entered into in March 2020, whereby GasLog Partners agreed to effect deposit cash collateral payments with GasLog in connection with its derivative instruments with GasLog, the fixed interest rates of the interest rate swaps were decreased by 20 basis points or 0.2%. In November 2020, the Credit Support Annex was amended and the cash collateral held with GasLog was fully released and the fixed interest rates of the three remaining interest rate swaps with GasLog were reverted to their initial fixed rates with effect on the next interest period.

In the year ended December 31, 2020, the Partnership terminated two interest rate swap agreements with an aggregate notional amount of $155,000 initially due in 2023 and 2024 with GasLog by paying an amount of $13,210 equal to their aggregate fair values upon termination. Also, GAS-twenty seven Ltd. entered into four interest rate swap agreements with an aggregate notional amount of $133,333 due in 2024 and 2025 with DNB Bank ASA, London Branch and ING Bank N.V., London Branch, the banks which were registered as hedging providers under the relevant facility entered into in July 2020 (Note 7), receiving an amount of $16,056.

The derivative instruments of the Partnership listed above were not designated as cash flow hedging instruments as of December 31, 2022. The change in the fair value of the interest rate swaps for the year ended December 31, 2022 amounted to a gain of $12,821 (December 31, 2021: a gain of $11,092 and December 31, 2020: a loss of $8,623), which was recognized in profit or loss in the year incurred and is included in (Loss)/gain on derivatives. During the year ended December 31, 2022, the gain of $12,821 was mainly attributable to changes in the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in a decrease in net derivative liabilities from interest rate swaps held for trading.

Forward foreign exchange contracts

The Partnership may use non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros and Singapore Dollars (“SGD”). Under these non-deliverable forward foreign exchange contracts, the counterparties settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The derivative instruments mentioned above were not designated as cash flow hedging instruments. In the year ended December 31, 2022, the Partnership did not enter into any new forward foreign exchange contracts and the change in the fair value of these contracts for the year ended December 31, 2022 amounted to nil (December 31, 2021: nil and December 31, 2020: gain of $55), which was recognized in profit or loss for the year incurred and is included in (Loss)/gain on derivatives.

An analysis of Loss/(gain) on derivatives is as follows:

	For the year ended
	December 31,
	2020	2021	2022
Realized loss on interest rate swaps held for trading	6,300	8,596	3,175
Realized loss on forward foreign exchange contracts held for trading	61	—	—
Unrealized loss/(gain) on interest rate swaps held for trading	8,623	(11,092)	(12,821)
Unrealized gain on forward foreign exchange contracts held for trading	(55)	—	—
Total loss/(gain) on derivatives	14,929	(2,496)	(9,646)

Fair value measurements

The fair value of the Partnership’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of derivatives at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership’s own risk inherent in the contract. The derivatives met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).